33. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 8) - BRL (R$) R$ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ASSETS
Cash equivalents - Cash investments (Note 6) - CDI	R$ 326	R$ 783
Marketable securities (Note 7) - CDI / SELIC	753	813
Restricted cash - CDI	12	91
Assets	49,926	59,855
LIABILITIES
Loans, financing and debentures (Note 24) - CDI	(14,777)	(14,772)
Advance sales of energy supply - CDI	(7,913)	(23,394)
Total liabilities	(34,035)	(43,916)
Net liabilities exposed	922	712
Renova [Member]
ASSETS
Assets	2,330	2,629	R$ 2,930
LIABILITIES
Advance sales of energy supply - CDI	(2,928)	(2,195)	(1,751)
Total liabilities	(2,330)	(2,629)	R$ (2,930)
Domestic Currency [member]
ASSETS
Cash equivalents - Cash investments (Note 6) - CDI	326	783
Marketable securities (Note 7) - CDI / SELIC	753	813
Reimbursement related to cancelled contracts - CDI		10
LIABILITIES
Total liabilities	(4,017)	(5,248)
Net liabilities exposed	(2,044)	(1,841)
Domestic Currency [member] | Selic rate [member]
ASSETS
CVA and in tariffs (Note 15) - SELIC	882	1,081
Reimbursement due to termination of contract (Note 32) - SELIC / CDI		97
Domestic Currency [member] | CDI Rate[member]
LIABILITIES
Loans, financing and debentures (Note 24) - CDI	(3,773)	(4,920)
Advance sales of energy supply - CDI		(79)
Domestic Currency [member] | TJLP [member]
LIABILITIES
Loans, financing and debentures (Note 24) - TJLP	(244)	(249)
Domestic Currency [member] | Restricted Cash [Member]
ASSETS
Restricted cash - CDI	12	91
Domestic Currency [member] | Renova [Member]
ASSETS
Accounts receivable - Renova (Note 31) - CDI		532
Assets	R$ 1,973	R$ 3,407